Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Equipment and Software, Net
Schedule of Property, equipment and software, net

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	229,387	3,135,385	492,010
Leasehold improvement	23,780	28,773	4,515
	253,167	3,164,158	496,525
Less: accumulated depreciation	(50,314)	(960,835)	(150,776)
	202,853	2,203,323	345,749

Schedule of depreciation expenses allocated to captions in income statement

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Costs of revenues	3,603	10,983	127,040	19,935
Sales and marketing expenses	2,415	2,477	6,217	976
General and administrative expenses	1,901	1,936	2,113	332
Research and development expenses	10,179	12,603	776,594	121,864
	18,098	27,999	911,964	143,107